COLLECTIVE EMPLOYMENT AGREEMENT	12 Months Ended
Dec. 31, 2017
Disclosure of collective employment agreement [Abstract]
COLLECTIVE EMPLOYMENT AGREEMENT
NOTE 28 – COLLECTIVE EMPLOYMENT AGREEMENT

The Company, the employees' representatives and the Histadrut New General Labor Organization, have reached understandings regarding a retirement plan that includes, among others, an increased retirement payment and range of benefits. As a result, the Company recorded a onetime expense of approximately NIS 35 million in the third quarter of 2015.

The Company signed in 2016 a collective employment agreement with the employees' representatives and the Histadrut New General Labor Organization. The agreement includes an organizational chapter that is for a period of three years (2016-2018) and an economic chapter that is valid for the years 2017 and 2018.

The collective employment agreement also refers to the participation of employees in the Company's profits and regulates the eligibility conditions for receipt of these awards for the years 2017 and 2018.